CAPITAL AND RESERVES (Details 5) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CAPITAL AND RESERVES
Beginning balance	$ 45,245,000	$ 35,233,000
Gain Loss on translation of foreign subsidiaries	(5,500,000)	10,012,000
Ending Balance	$ 39,745,000	$ 45,245